Annual Total Returns- Thrivent Diversified Income Plus Fund (Class S) [BarChart] - Class S - Thrivent Diversified Income Plus Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.18%	14.23%	10.70%	3.90%	(0.19%)	6.91%	9.20%	(2.88%)	13.39%	7.01%